Revenue and expenses (Schedule of detailed information about share-based expense (recoveries)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue And Expenses [Line Items]
Share-based expenses (recoveries)	$ 2,714	$ (2,373)
Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based expenses (recoveries)	400	160
Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based expenses (recoveries)	2,085	(2,579)
Other operating [Member]
Revenue And Expenses [Line Items]
Share-based expenses (recoveries)	229	46
RSUs [Member]
Revenue And Expenses [Line Items]
Share-based expenses (recoveries)	1,557	(496)
RSUs [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based expenses (recoveries)	400	160
RSUs [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based expenses (recoveries)	928	(702)
RSUs [Member] | Other operating [Member]
Revenue And Expenses [Line Items]
Share-based expenses (recoveries)	229	46
DSUs [Member]
Revenue And Expenses [Line Items]
Share-based expenses (recoveries)	1,157	(1,877)
DSUs [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based expenses (recoveries)	0	0
DSUs [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based expenses (recoveries)	1,157	(1,877)
DSUs [Member] | Other operating [Member]
Revenue And Expenses [Line Items]
Share-based expenses (recoveries)	$ 0	$ 0